Property and Equipment, Net	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Property and Equipment, Net [Abstract]
Property and Equipment, Net

11.    Property and Equipment, net

Property and equipment, net consist of the following (in thousands):

	Useful Life	March 31, 2024	December 31, 2023
Land	—	$5,025	$5,025
Buildings	40 years	8,325	8,325
Furniture and fixtures	7 years	749	749
Lab equipment	5 years	4,004	4,004
Leasehold improvements	Lesser of estimated useful life or related lease term	52	52
Office equipment	5 years	17	17
Vehicles	5 years	27	112
		18,199	18,284
Less: Accumulated depreciation		(4,063)	(3,825)
		$14,136	$14,459

Depreciation expense related to property and equipment was $0.3 million and $0.3 million for the three months ended March 31, 2024 and 2023, respectively. Less than $0.1 million in losses and no gains or losses on the disposal of property and equipment have been recorded for the three months ended March 31, 2024 and 2023, respectively.

11. Property and Equipment, net

Property and equipment, net consist of the following (in thousands):

	Useful Life	December 31, 2023	December 31, 2022
Land	—	$5,025	$5,025
Buildings	40 years	8,325	8,325
Furniture and fixtures	7 years	749	677
Lab equipment	5 years	4,004	4,003
Leasehold improvements	Lesser of estimated useful life or related lease term	52	52
Office equipment	5 years	17	17
Vehicles	5 years	112	112
		18,284	18,211
Less: Accumulated depreciation		(3,825)	(2,690)
		$14,459	$15,521

Depreciation expense related to property and equipment was $1.1 million and $1.2 million for the years ended December 31, 2023 and 2022, respectively. No gains or losses on the disposal of property and equipment have been recorded for each of the years ended December 31, 2023 and 2022.